TAXATION ON INCOME - Deferred income taxes (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	₺ 1,082,576	₺ 882,936
Non recoverable net deferred tax assets	(1,082,576)	(882,936)
In terms of purchasing power at original disclosure date
Deferred income tax assets/(liabilities)
Non recoverable net deferred tax assets		(535,848)
Previously stated
Deferred income tax assets/(liabilities)
Non recoverable net deferred tax assets		(419,156)
Previously stated | In terms of purchasing power at original disclosure date
Deferred income tax assets/(liabilities)
Non recoverable net deferred tax assets		(254,342)
Tax incentives
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	(2,209,667)	(1,501,237)
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	553,779	300,247
Property and equipment and intangible assets
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	(1,122,451)	178,356
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	278,813	(38,256)
Accrued expenses, contract liabilities and merchant advances
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	(449,065)	(316,367)
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	112,267	63,272
Carry forward tax losses
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	(363,023)	(2,471,500)
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	102,561	494,300
Employee benefit obligations
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	(336,286)	(235,106)
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	85,664	48,060
Lease liabilities
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	(243,778)	(324,772)
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	61,159	64,976
Deferred income
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	(165,311)	(140,178)
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	42,483	28,036
Inventories
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	(169,414)	330,871
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	42,353	(66,174)
Trade receivables
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	(157,708)	(20,623)
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	39,429	4,130
Legal provisions
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	(81,728)	(650,895)
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	20,432	130,179
Income accruals and contract assets
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	22,431	14,906
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	(5,608)	(2,981)
Prepaid expenses
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	44,937	25,218
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	(11,228)	(5,163)
Trade payables and payables to merchants
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	463,094	115,116
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	(115,773)	(23,023)
Right-of-use assets
Total temporary differences
Temporary differences for deferred income tax assets or liabilities	494,175	573,191
Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	₺ (123,755)	₺ (114,667)